Derivatives And Hedging Activities (Additional Cash Collateral The Utility Would Be Required To Post If Its Credit-Risk-Related Contingency Features Were Triggered) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012		Dec. 31, 2011
Derivatives And Hedging Activities [Abstract]
Derivatives in a liability position with credit risk-related contingencies that are not fully collateralized	$ (266)		$ (611)
Related derivatives in an asset position	59		86
Collateral posting in the normal course of business related to these derivatives	103		250
Net position of derivative contracts/additional collateral posting requirements	$ (104)	[1]	$ (275)	[1]

[1]	This calculation excludes the impact of closed but unpaid positions, as their settlement is not impacted by any of the Utility's credit risk-related contingencies.